Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Allowance for loan losses, beginning of period	$ 7,801,600	$ 8,740,000	$ 10,613,000
Provision charged to expense	1,275,000	1,550,000	5,950,000
Losses charged off	(2,715,000)	(2,727,000)	(8,205,000)
Recoveries	227,000	239,000	382,000
Allowance for loan losses, end of period	6,588,597	7,801,600	8,740,000
Ending balance: individually evaluated for impairment	785,000	1,601,000	1,367,000
Ending balance: collectively evaluated for impairment	5,804,000	6,201,000	7,373,000
Loans:
Loans ending balance: individually evaluated for impairment	6,028,000	16,171,000	17,277,000
Loans ending balance: collectively evaluated for impairment	487,409,000	456,186,000	457,132,000
Construction [Member]
Allowance for loan losses:
Allowance for loan losses, beginning of period	2,387,000	2,525,000	2,508,000
Provision charged to expense	(651,000)	691,000	1,324,000
Losses charged off	(411,000)	(879,000)	(1,335,000)
Recoveries	5,000	50,000	28,000
Allowance for loan losses, end of period	1,330,000	2,387,000	2,525,000
Ending balance: individually evaluated for impairment	376,000	890,000	438,000
Ending balance: collectively evaluated for impairment	954,000	1,497,000	2,087,000
Loans:
Loans ending balance: individually evaluated for impairment	2,893,000	4,530,000	6,275,000
Loans ending balance: collectively evaluated for impairment	33,892,000	38,736,000	42,642,000
Real Estate Commercial [Member]
Allowance for loan losses:
Allowance for loan losses, beginning of period	2,059,000	2,517,000	2,725,000
Provision charged to expense	(157,000)	(181,000)	683,000
Losses charged off	(9,000)	(277,000)	(985,000)
Recoveries	99,000		94,000
Allowance for loan losses, end of period	1,992,000	2,059,000	2,517,000
Ending balance: individually evaluated for impairment	158,000		350,000
Ending balance: collectively evaluated for impairment	1,834,000	2,059,000	2,167,000
Loans:
Loans ending balance: individually evaluated for impairment	460,000	3,663,000	5,673,000
Loans ending balance: collectively evaluated for impairment	215,145,000	175,417,000	162,088,000
One to Four Family Units [Member]
Allowance for loan losses:
Allowance for loan losses, beginning of period	997,000	1,316,000	1,735,000
Provision charged to expense	21,000	(203,000)	(179,000)
Losses charged off	(127,000)	(139,000)	(265,000)
Recoveries	9,000	23,000	25,000
Allowance for loan losses, end of period	900,000	997,000	1,316,000
Ending balance: individually evaluated for impairment	36,000	8,000	90,000
Ending balance: collectively evaluated for impairment	864,000	989,000	1,226,000
Loans:
Loans ending balance: individually evaluated for impairment	847,000	886,000	2,360,000
Loans ending balance: collectively evaluated for impairment	97,054,000	92,912,000	97,022,000
Multi-Family Units [Member]
Allowance for loan losses:
Allowance for loan losses, beginning of period	209,000	284,000	390,000
Provision charged to expense	(82,000)	(75,000)	(106,000)
Allowance for loan losses, end of period	127,000	209,000	284,000
Ending balance: collectively evaluated for impairment	127,000	209,000	284,000
Loans:
Loans ending balance: collectively evaluated for impairment	33,786,000	46,188,000	46,405,000
Commercial Loans [Member]
Allowance for loan losses:
Allowance for loan losses, beginning of period	1,519,000	1,689,000	1,948,000
Provision charged to expense	2,388,000	988,000	5,090,000
Losses charged off	(2,018,000)	(1,268,000)	(5,547,000)
Recoveries	65,000	110,000	198,000
Allowance for loan losses, end of period	1,954,000	1,519,000	1,689,000
Ending balance: individually evaluated for impairment	203,000	601,000	441,000
Ending balance: collectively evaluated for impairment	1,751,000	918,000	1,248,000
Loans:
Loans ending balance: individually evaluated for impairment	1,027,000	6,776,000	2,555,000
Loans ending balance: collectively evaluated for impairment	91,087,000	85,946,000	92,672,000
Consumer and Other Loans [Member]
Allowance for loan losses:
Allowance for loan losses, beginning of period	272,000	255,000	372,000
Provision charged to expense	14,000	125,000	(81,000)
Losses charged off	(150,000)	(164,000)	(73,000)
Recoveries	49,000	56,000	37,000
Allowance for loan losses, end of period	185,000	272,000	255,000
Ending balance: individually evaluated for impairment	12,000	102,000	48,000
Ending balance: collectively evaluated for impairment	173,000	170,000	207,000
Loans:
Loans ending balance: individually evaluated for impairment	801,000	316,000	414,000
Loans ending balance: collectively evaluated for impairment	16,445,000	16,987,000	16,303,000
Unallocated [Member]
Allowance for loan losses:
Allowance for loan losses, beginning of period	359,000	154,000	935,000
Provision charged to expense	(258,000)	205,000	(781,000)
Allowance for loan losses, end of period	101,000	359,000	154,000
Ending balance: collectively evaluated for impairment	$ 101,000	$ 359,000	$ 154,000